SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory notes	$ 1,000,000
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory notes	2,462,299	$ 1,011,578
Subscription Agreements [Member] | Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory notes	2,353,253	943,586
Subscription Agreements [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total convertible promissory notes	$ 109,046	$ 67,992